Annual Operating Expenses {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund PRO-09 - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%